iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  27 .4%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 4,466 $ 954,027
Brown-Forman Corp. , Class A ................ 25,326 704,823
Brown-Forman Corp. , Class B , NVS ............ 85,643 2,344,049
Celsius Holdings, Inc.
(a)
..................... 95,353 5,004,125
Coca-Cola Co. (The) ...................... 1,933,447 144,641,170
Coca-Cola Consolidated, Inc. ................. 32,834 4,992,738
Constellation Brands, Inc. , Class A ............. 82,413 12,914,117
Keurig Dr Pepper, Inc. ..................... 751,175 20,612,242
Molson Coors Beverage Co. , Class B ........... 94,780 4,553,231
Monster Beverage Corp.
(a)
................... 404,628 32,677,757
PepsiCo, Inc. ........................... 689,262 105,891,321
Primo Brands Corp. , Class A ................. 148,673 2,815,867
338,105,467
a
Chemicals  —  2 .3%
Corteva, Inc. ............................ 396,810 28,887,768
a
Consumer Staples Distribution & Retail  —  6 .9%
Albertsons Companies, Inc. , Class A ............ 229,186 3,815,947
Casey's General Stores, Inc. ................. 21,460 13,015,490
Kroger Co. (The) ......................... 351,742 22,106,985
Performance Food Group Co.
(a)
............... 88,510 8,448,280
Sprouts Farmers Market, Inc.
(a)
................ 56,777 4,026,057
Sysco Corp. ............................ 278,010 23,311,138
U.S. Foods Holding Corp.
(a)
.................. 130,099 10,878,878
85,602,775
a
Food Products  —  13 .8%
Archer-Daniels-Midland Co. .................. 277,243 18,661,226
Bunge Global SA ......................... 78,126 8,896,989
Campbell's Company (The) .................. 112,547 3,149,065
Conagra Brands, Inc. ...................... 275,832 5,105,650
Darling Ingredients, Inc.
(a)
................... 90,726 4,142,549
Flowers Foods, Inc. ....................... 107,625 1,230,154
Freshpet, Inc.
(a)
.......................... 27,609 1,924,347
General Mills, Inc. ........................ 309,397 14,312,705
Hershey Co. (The) ........................ 84,499 16,456,180
Hormel Foods Corp. ....................... 167,769 4,128,795
Ingredion, Inc. ........................... 37,041 4,374,542
J M Smucker Co. (The) ..................... 60,034 6,295,165
Kraft Heinz Co. (The) ...................... 495,234 11,756,855
Lamb Weston Holdings, Inc. ................. 78,038 3,584,286
McCormick & Co., Inc. , NVS ................. 146,860 9,080,354
Mondelez International, Inc. , Class A ............ 703,700 41,145,339
Pilgrim's Pride Corp. ....................... 23,941 1,038,321
Post Holdings, Inc.
(a)
....................... 28,163 2,881,357
Seaboard Corp. .......................... 151 767,424
Smithfield Foods, Inc. ...................... 26,316 628,953
Tyson Foods, Inc. , Class A .................. 162,281 10,601,818
170,162,074
a
Health Care Providers & Services  —  11 .1%
Cencora, Inc. ........................... 101,902 36,605,236
CVS Health Corp. ........................ 638,765 47,600,768
McKesson Corp. ......................... 63,700 52,948,077
137,154,081
a
Household Products  —  20 .9%
Church & Dwight Co., Inc. ................... 139,385 13,415,806
Clorox Co. (The) ......................... 70,659 7,969,629
Colgate-Palmolive Co. ..................... 447,245 40,381,751
Kimberly-Clark Corp. ...................... 192,747 19,272,772
Procter & Gamble Co. (The) ................. 1,160,828 176,178,866
Security Shares Value
a
Household Products (continued)
Reynolds Consumer Products, Inc. ............. 31,635 $ 732,983
257,951,807
a
Personal Care Products  —  1 .7%
BellRing Brands, Inc.
(a)
..................... 72,944 1,814,117
Kenvue, Inc. ............................ 1,102,217 19,178,576
20,992,693
a
Tobacco  —  15 .6%
Altria Group, Inc. ......................... 860,196 53,323,550
Philip Morris International, Inc. ................ 779,258 139,830,056
193,153,606
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,271,111,089 ) ............................... 1,232,010,271
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 1,549,938 1,549,938
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,549,938 ) .................................. 1,549,938
Total Investments — 99.8%
(Cost: $ 1,272,661,027 ) ............................... 1,233,560,209
Other Assets Less Liabilities — 0 .2% ..................... 2,431,200
Net Assets — 100.0% ................................. $ 1,235,991,409
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 511,802  $ —  $ (513,512)
(b)
$ 1,719  $ (9) $ —  —  $ 2,699
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,757,976  —  (208,038)
(b)
—  —  1,549,938  1,549,938  65,921  —
$ —  $ 1,719  $ (9)
$ 1,549,938
$ 68,620  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 49 03/20/26 $ 4,142 $ 141,463

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,232,010,271  $ —  $ —  $ 1,232,010,271
Short-Term Securities
Money Market Funds ...................................... 1,549,938  —  —  1,549,938
$ 1,233,560,209  $ —  $ —  $ 1,233,560,209
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 141,463  $ —  $ —  $ 141,463
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)